Note 9 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (65,530)	$ (127,814)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	65,530	127,814
Deferred Tax Assets, Operating Loss Carryforwards	(1,699,118)	(1,633,588)
Deferred Tax Assets, Other	184,072	184,072
Deferred Tax Assets, Valuation Allowance	$ 1,515,045	$ 1,449,516